FRANKLIN ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin Short Duration U.S. Government ETF

	Principal Amount	Value

U.S. Government and Agency Securities 35.4%
Dragon 2012 LLC, secured bond, 1.972%, 3/12/24	$7,126	$6,998
Export-Import Bank of the U.S.,
senior secured note, 1.90%, 7/12/24	690,560	675,541
secured note, 2.628%, 11/12/26	971,833	927,066
[a]KE Export Leasing LLC, 2013-A, secured note, FRN, 5.693%, (3-Month USD LIBOR + 0.23%), 2/28/25	311,804	311,553
MSN 41079 and 41084 Ltd., 1.631%, 12/14/24	684,668	661,916
Petroleos Mexicanos, 2.378%, 4/15/25	280,000	270,342
Reliance Industries Ltd.,
2.512%, 1/15/26	562,500	538,624
senior secured note, 2.06%, 1/15/26	750,000	714,126
U.S. International Development Finance Corp., 4.01%, 5/15/30	1,222,500	1,182,956
U.S. Treasury Note,
1.25%, 8/31/24	4,000,000	3,816,016
1.75%, 6/30/24	2,300,000	2,218,439
2.75%, 5/15/25	5,000,000	4,803,515
3.00%, 6/30/24	23,000,000	22,458,420
3.125%, 8/15/25	15,000,000	14,490,527
4.50%, 11/15/25	9,000,000	8,954,648
Ulani MSN 37894, senior bond, 2.184%, 12/20/24	521,740	506,254

Total U.S. Government and Agency Securities (Cost $63,869,761)		62,536,941

Mortgage-Backed Securities 69.9%
[b]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 35.0%
FHLMC, 3.784%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	78,305	77,604
FHLMC, 3.837%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	22,851	23,087
FHLMC, 3.874%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	640	635
FHLMC, 3.876%, (12-Month USD LIBOR +/- MBS Margin), 12/01/36	24,356	24,455
FHLMC, 3.942%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	6,336	6,347
FHLMC, 3.958%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38	18,267	17,980
FHLMC, 3.966%, (12-Month USD LIBOR +/- MBS Margin), 4/01/36	43,663	43,529
FHLMC, 3.975%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/33	15,128	14,800
FHLMC, 4.004%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37	33,464	32,985
FHLMC, 4.01%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	3,790	3,742
FHLMC, 4.054%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	1,652	1,623
FHLMC, 4.073%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/36	21,810	22,334
FHLMC, 4.111%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36	1,155	1,140
FHLMC, 4.115%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	10,833	10,673
FHLMC, 4.127%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	4,731	4,660
FHLMC, 4.129%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	4,331	4,278
FHLMC, 4.145%, (6-Month USD LIBOR +/- MBS Margin), 1/01/26	50	49
FHLMC, 4.154%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	25,803	26,249
FHLMC, 4.174%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	76,254	77,851
FHLMC, 4.221%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	348,930	351,699
FHLMC, 4.25%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	5,108	5,022
FHLMC, 4.252%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	136,562	137,774
FHLMC, 4.253%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	5,799	5,821
FHLMC, 4.29%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36	25,555	25,044
FHLMC, 4.292%, (12-Month USD LIBOR +/- MBS Margin), 5/01/42	326,241	328,907
FHLMC, 4.294%, (12-Month USD LIBOR +/- MBS Margin), 10/01/36	8,052	7,988
FHLMC, 4.318%, (12-Month USD LIBOR +/- MBS Margin), 7/01/43	939,942	948,186

franklintempleton.com	Quarterly Schedule of Investments | See Notes to the Schedule of Investments.

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
[b]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 4.32%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	$2,193	$2,207
FHLMC, 4.321%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/35	55,011	56,078
FHLMC, 4.342%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	10,344	10,441
FHLMC, 4.344%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	58,312	59,141
FHLMC, 4.35%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	76,860	77,868
FHLMC, 4.361%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	156,549	158,291
FHLMC, 4.367%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/38	49,486	47,961
FHLMC, 4.37%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/36	6,963	7,063
FHLMC, 4.375%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/29	9	9
FHLMC, 4.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	11,239	11,195
FHLMC, 4.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	12,068	11,875
FHLMC, 4.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	21,291	21,591
FHLMC, 4.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	19,777	20,048
FHLMC, 4.391%, (12-Month USD LIBOR +/- MBS Margin), 11/01/42	263,276	264,597
FHLMC, 4.426%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	108,420	106,221
FHLMC, 4.426%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35	75,353	74,029
FHLMC, 4.434%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/36	7,715	7,811
FHLMC, 4.437%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/35	5,422	5,468
FHLMC, 4.445%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	4,559	4,506
FHLMC, 4.481%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/36	22,778	22,989
FHLMC, 4.484%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	16,433	16,551
FHLMC, 4.496%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	681,952	691,938
FHLMC, 4.506%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	25,381	25,520
FHLMC, 4.534%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	24,765	24,426
FHLMC, 4.535%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/37	16,768	16,359
FHLMC, 4.536%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	75,665	74,400
FHLMC, 4.544%, (12-Month USD LIBOR +/- MBS Margin), 1/01/42	51,535	52,053
FHLMC, 4.547%, (12-Month USD LIBOR +/- MBS Margin), 8/01/34	74,349	74,306
FHLMC, 4.548%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/37	52,005	50,475
FHLMC, 4.553%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/36	860,773	872,917
FHLMC, 4.556%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/38	377,272	380,651
FHLMC, 4.568%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/29	74,947	72,972
FHLMC, 4.593%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	199,088	201,584
FHLMC, 4.609%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/37	24,323	24,355
FHLMC, 4.618%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/27	32	32
FHLMC, 4.66%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	340	333
FHLMC, 4.67%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/35	7,705	7,824
FHLMC, 4.693%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/30	3	3
FHLMC, 4.706%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/35	125,660	128,201
FHLMC, 4.718%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/29	14,903	14,606
FHLMC, 4.813%, (12-Month USD LIBOR +/- MBS Margin), 4/01/34	3,116	3,024
FHLMC, 4.88%, (6-Month USD LIBOR +/- MBS Margin), 9/01/30	531	519
FHLMC, 4.993%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/29	3,015	2,951
FHLMC, 5.00%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	11,069	10,830
FHLMC, 5.023%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/29	1,901	1,857
FHLMC, 5.03%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/34	14,862	14,744
FHLMC, 5.196%, (12-Month USD LIBOR +/- MBS Margin), 5/01/36	8,255	8,051
FHLMC, 5.213%, (12-Month USD LIBOR +/- MBS Margin), 4/01/37	21,934	21,350
FHLMC, 5.241%, (SOFR +/- MBS Margin), 12/25/30	1,421,799	1,382,102
FHLMC, 5.271%, (SOFR +/- MBS Margin), 4/25/31	1,201,202	1,171,599
FHLMC, 5.291%, (SOFR +/- MBS Margin), 1/25/29	808,236	794,134
FHLMC, 5.331%, (SOFR +/- MBS Margin), 1/25/29	2,689,990	2,646,803
FHLMC, 5.341%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	1,843	1,799

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
[b]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 5.363%, (1-Month USD LIBOR +/- MBS Margin), 12/25/30	$612,283	$597,758
FHLMC, 5.383%, (1-Month USD LIBOR +/- MBS Margin), 2/25/25	140,636	139,724
FHLMC, 5.403%, (1-Month USD LIBOR +/- MBS Margin), 3/25/25	371,328	368,944
FHLMC, 5.411%, (SOFR +/- MBS Margin), 5/25/29	2,999,920	2,973,099
FHLMC, 5.413%, (1-Month USD LIBOR +/- MBS Margin), 3/25/28	80,137	78,732
FHLMC, 5.423%, (1-Month USD LIBOR +/- MBS Margin), 5/25/25	95,376	94,744
FHLMC, 5.431%, (SOFR +/- MBS Margin), 2/25/32	1,806,852	1,777,328
FHLMC, 5.433%, (1-Month USD LIBOR +/- MBS Margin), 1/25/28	386,666	380,947
FHLMC, 5.443%, (1-Month USD LIBOR +/- MBS Margin), 12/25/24	161,910	161,004
FHLMC, 5.453%, (1-Month USD LIBOR +/- MBS Margin), 12/25/30	1,101,770	1,077,382
FHLMC, 5.483%, (1-Month USD LIBOR +/- MBS Margin), 8/25/27	719,456	711,484
FHLMC, 5.483%, (1-Month USD LIBOR +/- MBS Margin), 6/25/28	276,462	272,327
FHLMC, 5.487%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37	579	565
FHLMC, 5.491%, (SOFR +/- MBS Margin), 4/25/32	2,571,262	2,542,551
FHLMC, 5.493%, (1-Month USD LIBOR +/- MBS Margin), 11/25/24	43,289	43,111
FHLMC, 5.493%, (1-Month USD LIBOR +/- MBS Margin), 7/25/30	1,555,982	1,527,452
FHLMC, 5.493%, (1-Month USD LIBOR +/- MBS Margin), 8/25/30	488,003	478,663
FHLMC, 5.493%, (1-Month USD LIBOR +/- MBS Margin), 11/25/30	682,485	667,792
FHLMC, 5.513%, (1-Month USD LIBOR +/- MBS Margin), 9/25/30	1,383,060	1,359,387
FHLMC, 5.521%, (SOFR +/- MBS Margin), 6/25/32	3,000,000	2,972,368
FHLMC, 5.523%, (1-Month USD LIBOR +/- MBS Margin), 9/25/24	165,469	164,800
FHLMC, 5.523%, (1-Month USD LIBOR +/- MBS Margin), 9/25/30	773,805	765,361
FHLMC, 5.533%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	2,660	2,655
FHLMC, 5.533%, (1-Month USD LIBOR +/- MBS Margin), 11/25/27	136,254	135,172
FHLMC, 5.543%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	60,719	60,595
FHLMC, 5.543%, (1-Month USD LIBOR +/- MBS Margin), 8/25/30	1,709,493	1,690,883
FHLMC, 5.553%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	1,051,889	1,050,064
FHLMC, 5.553%, (1-Month USD LIBOR +/- MBS Margin), 6/25/27	504,524	501,507
FHLMC, 5.553%, (1-Month USD LIBOR +/- MBS Margin), 6/25/30	569,894	563,920
FHLMC, 5.563%, (1-Month USD LIBOR +/- MBS Margin), 5/25/24	345,767	345,306
FHLMC, 5.563%, (1-Month USD LIBOR +/- MBS Margin), 3/25/27	16,981	16,852
FHLMC, 5.563%, (1-Month USD LIBOR +/- MBS Margin), 6/25/30	1,019,058	1,008,457
FHLMC, 5.581%, (SOFR +/- MBS Margin), 6/25/32	2,717,006	2,702,594
FHLMC, 5.593%, (1-Month USD LIBOR +/- MBS Margin), 8/25/25	116,962	116,652
FHLMC, 5.593%, (1-Month USD LIBOR +/- MBS Margin), 12/15/39	56,039	56,025
FHLMC, 5.633%, (1-Month USD LIBOR +/- MBS Margin), 6/25/26	504,914	502,615
FHLMC, 5.633%, (1-Month USD LIBOR +/- MBS Margin), 5/25/29	1,092,507	1,077,249
FHLMC, 5.633%, (1-Month USD LIBOR +/- MBS Margin), 6/25/30	1,823,979	1,806,250
FHLMC, 5.643%, (1-Month USD LIBOR +/- MBS Margin), 10/15/40	1,165,532	1,137,225
FHLMC, 5.663%, (1-Month USD LIBOR +/- MBS Margin), 5/25/30	1,290,967	1,280,771
FHLMC, 5.673%, (1-Month USD LIBOR +/- MBS Margin), 4/25/26	921,320	917,062
FHLMC, 5.683%, (1-Month USD LIBOR +/- MBS Margin), 2/25/26	1,497,296	1,493,009
FHLMC, 5.683%, (1-Month USD LIBOR +/- MBS Margin), 7/25/26	1,366,527	1,362,409
FHLMC, 5.693%, (1-Month USD LIBOR +/- MBS Margin), 1/25/26	533,815	532,248
FHLMC, 5.693%, (1-Month USD LIBOR +/- MBS Margin), 10/25/26	1,759,916	1,754,058
FHLMC, 5.703%, (1-Month USD LIBOR +/- MBS Margin), 12/25/29	1,616,530	1,595,706
FHLMC, 5.713%, (1-Month USD LIBOR +/- MBS Margin), 7/25/29	899,277	891,931
FHLMC, 5.713%, (1-Month USD LIBOR +/- MBS Margin), 8/25/29	1,299,293	1,294,485
FHLMC, 5.713%, (1-Month USD LIBOR +/- MBS Margin), 9/25/29	614,982	612,058
FHLMC, 5.723%, (1-Month USD LIBOR +/- MBS Margin), 3/25/29	1,843,523	1,826,685
FHLMC, 5.733%, (1-Month USD LIBOR +/- MBS Margin), 12/25/28	1,345,116	1,340,566
FHLMC, 5.733%, (1-Month USD LIBOR +/- MBS Margin), 2/25/29	528,141	525,828
FHLMC, 5.753%, (1-Month USD LIBOR +/- MBS Margin), 11/25/28	752,676	750,162

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
[b]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 5.893%, (1-Month USD LIBOR +/- MBS Margin), 2/25/27	$626,079	$627,846
FHLMC, 5.993%, (1-Month USD LIBOR +/- MBS Margin), 3/25/30	1,217,780	1,217,648
FHLMC, 7.247%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/24	129	128

		61,915,264

Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 5.0%
FHLMC, 0.75%, 5/25/44	1,711,135	1,349,114
FHLMC, 2.00%, 2/25/50	949,854	790,216
FHLMC, 2.995%, 12/25/25	1,500,000	1,429,530
FHLMC, 3.062%, 12/25/24	1,500,000	1,450,553
FHLMC, 3.458%, 8/25/23	980,327	976,379
FHLMC, 3.49%, 1/25/24	1,858,845	1,839,440
FHLMC, 3.50%, 6/01/26	119,714	116,515
FHLMC, 4.00%, 3/01/49	857,804	818,950

		8,770,697

[b]Federal National Mortgage Association (FNMA) Adjustable Rate 8.6%
FNMA, 3.426%, (6-Month USD LIBOR +/- MBS Margin), 9/01/33	529	515
FNMA, 3.615%, (12-Month USD LIBOR +/- MBS Margin), 10/01/35	3,036	2,971
FNMA, 3.622%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34	17,168	16,795
FNMA, 3.694%, (6-Month USD LIBOR +/- MBS Margin), 8/01/33	2,594	2,582
FNMA, 3.695%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	33,990	33,187
FNMA, 3.749%, (12-Month USD LIBOR +/- MBS Margin), 12/01/33	839	819
FNMA, 3.797%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36	14,873	14,958
FNMA, 3.843%, (11th District COF +/- MBS Margin), 10/01/27	59	58
FNMA, 3.844%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	1,491	1,472
FNMA, 3.845%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	257	251
FNMA, 3.867%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	4,157	4,173
FNMA, 3.87%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35	27,761	27,076
FNMA, 3.872%, (6-Month USD LIBOR +/- MBS Margin), 5/01/32	1,006	981
FNMA, 3.873%, (12-Month USD LIBOR +/- MBS Margin), 7/01/34	173	169
FNMA, 3.886%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	17,954	17,948
FNMA, 3.888%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	31,269	30,835
FNMA, 3.892%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	4,974	4,861
FNMA, 3.90%, (12-Month USD LIBOR +/- MBS Margin), 11/01/34	3,662	3,653
FNMA, 3.907%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	4,356	4,408
FNMA, 3.931%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	10,007	9,865
FNMA, 3.932%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	13,347	13,372
FNMA, 3.94%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	81,521	80,252
FNMA, 3.94%, (12-Month USD LIBOR +/- MBS Margin), 12/01/39	16,199	16,325
FNMA, 3.952%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	4,234	4,152
FNMA, 3.955%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	3,583	3,532
FNMA, 3.959%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/29	222	219
FNMA, 3.963%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35	8,308	8,340
FNMA, 3.97%, (12-Month USD LIBOR +/- MBS Margin), 1/01/33	10,987	10,739
FNMA, 3.978%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	27,472	27,121
FNMA, 3.996%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	254,254	254,546
FNMA, 4.00%, (12-Month USD LIBOR +/- MBS Margin), 10/01/33	17,587	17,215
FNMA, 4.013%, (12-Month USD LIBOR +/- MBS Margin), 8/01/38	210,664	213,169
FNMA, 4.018%, (12-Month USD LIBOR +/- MBS Margin), 12/01/32	1,231	1,204
FNMA, 4.026%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	19,640	19,200

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
[b]Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 4.062%, (12-Month USD LIBOR +/- MBS Margin), 1/01/41	$115,531	$116,894
FNMA, 4.063%, (6-Month USD LIBOR +/- MBS Margin), 2/01/35	9,033	8,800
FNMA, 4.077%, (12-Month USD LIBOR +/- MBS Margin), 3/01/42	178,378	180,005
FNMA, 4.094%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	274	270
FNMA, 4.098%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	31,622	31,052
FNMA, 4.119%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36	37,254	36,683
FNMA, 4.121%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	9,591	9,472
FNMA, 4.124%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	3,436	3,404
FNMA, 4.127%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/34	8,224	8,067
FNMA, 4.128%, (12-Month USD LIBOR +/- MBS Margin), 8/01/44	1,130,573	1,143,997
FNMA, 4.17%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	78,064	77,158
FNMA, 4.171%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/33	53,722	52,589
FNMA, 4.188%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	50,701	51,131
FNMA, 4.19%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32	4,233	4,171
FNMA, 4.19%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	4,921	4,806
FNMA, 4.194%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38	52,173	52,656
FNMA, 4.195%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35	16,987	17,203
FNMA, 4.205%, (11th District COF +/- MBS Margin), 8/01/29	4,304	4,249
FNMA, 4.215%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	85,109	85,864
FNMA, 4.228%, (6-Month USD LIBOR +/- MBS Margin), 12/01/24	39	38
FNMA, 4.23%, (12-Month USD LIBOR +/- MBS Margin), 8/01/35	2,911	2,858
FNMA, 4.234%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	24,930	24,461
FNMA, 4.235%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/40	27,035	27,229
FNMA, 4.237%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	16,685	16,452
FNMA, 4.24%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36	17,491	17,704
FNMA, 4.247%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/37	19,216	19,486
FNMA, 4.255%, (12-Month USD LIBOR +/- MBS Margin), 10/01/40	267,497	272,135
FNMA, 4.257%, (12-Month USD LIBOR +/- MBS Margin), 7/01/42	1,065,304	1,083,152
FNMA, 4.268%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	3,974	3,879
FNMA, 4.272%, (12-Month USD LIBOR +/- MBS Margin), 4/01/40	165,534	163,395
FNMA, 4.28%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/33	7,508	7,305
FNMA, 4.28%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/37	18,845	18,384
FNMA, 4.288%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	3,098	3,039
FNMA, 4.29%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	1,349	1,318
FNMA, 4.298%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	9,164	9,004
FNMA, 4.312%, (12-Month USD LIBOR +/- MBS Margin), 7/01/36	25,282	24,785
FNMA, 4.312%, (12-Month USD LIBOR +/- MBS Margin), 9/01/42	544,236	552,312
FNMA, 4.314%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/25	133	132
FNMA, 4.314%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/38	3,034	2,998
FNMA, 4.316%, (11th District COF +/- MBS Margin), 8/01/28	11,646	11,487
FNMA, 4.318%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	34,503	35,046
FNMA, 4.32%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	4,868	4,835
FNMA, 4.322%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/32	201	199
FNMA, 4.333%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36	73,914	73,130
FNMA, 4.339%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	268,531	272,521
FNMA, 4.344%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/25	954	947
FNMA, 4.345%, (12-Month USD LIBOR +/- MBS Margin), 5/01/38	686,388	696,355
FNMA, 4.352%, (6-Month USD LIBOR +/- MBS Margin), 6/01/34	66,672	66,233
FNMA, 4.355%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	53,156	52,401
FNMA, 4.359%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	32,248	32,526
FNMA, 4.365%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	61,761	62,324
FNMA, 4.368%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	6,556	6,518
FNMA, 4.374%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	29,895	30,380

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
[b]Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 4.375%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/28	$105	$104
FNMA, 4.378%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/34	25,022	24,681
FNMA, 4.386%, (12-Month USD LIBOR +/- MBS Margin), 9/01/40	37,509	38,373
FNMA, 4.387%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	3,222	3,190
FNMA, 4.387%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37	47,132	46,085
FNMA, 4.397%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	9,897	10,088
FNMA, 4.402%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	2,277	2,231
FNMA, 4.405%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	1,308	1,336
FNMA, 4.409%, (12-Month USD LIBOR +/- MBS Margin), 11/01/35	114,213	115,284
FNMA, 4.417%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	387	382
FNMA, 4.421%, (6-Month USD LIBOR +/- MBS Margin), 1/01/25	303	299
FNMA, 4.424%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	20,054	19,619
FNMA, 4.434%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	39,718	40,446
FNMA, 4.452%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	280	273
FNMA, 4.472%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	471,085	478,634
FNMA, 4.487%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	6,363	6,222
FNMA, 4.494%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/32	4,840	4,803
FNMA, 4.497%, (12-Month USD LIBOR +/- MBS Margin), 5/01/37	94,274	93,306
FNMA, 4.507%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/38	97,431	95,458
FNMA, 4.507%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	159,389	162,084
FNMA, 4.52%, (6-Month USD LIBOR +/- MBS Margin), 11/01/34	14,243	13,935
FNMA, 4.52%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37	31,038	31,624
FNMA, 4.54%, (12-Month USD LIBOR +/- MBS Margin), 3/01/34	56,444	55,571
FNMA, 4.561%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/36	70,153	71,388
FNMA, 4.563%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	508	501
FNMA, 4.598%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	17,258	17,361
FNMA, 4.599%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/28	509	499
FNMA, 4.611%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/35	8,127	8,123
FNMA, 4.738%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/39	2,474	2,456
FNMA, 4.807%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	15,980	15,720
FNMA, 4.813%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	12,860	13,191
FNMA, 4.817%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34	2,724	2,648
FNMA, 4.829%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/30	1,392	1,365
FNMA, 4.865%, (6-Month USD LIBOR +/- MBS Margin), 12/01/34	6,828	6,702
FNMA, 5.079%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	8,658	8,505
FNMA, 5.139%, (1 Year CMT +/- MBS Margin), 1/01/31	14,461	14,161
FNMA, 5.14%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	52,252	53,044
FNMA, 5.144%, (1 Year CMT +/- MBS Margin), 6/01/40	24,692	24,839
FNMA, 5.144%, (1 Year CMT +/- MBS Margin), 11/01/40	6,289	6,131
FNMA, 5.348%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/35	17,763	17,661
FNMA, 5.389%, (1 Year CMT +/- MBS Margin), 11/01/35	14,570	14,143
FNMA, 5.412%, (12-Month USD LIBOR +/- MBS Margin), 6/01/36	14,098	14,265
FNMA, 5.415%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	19,590	19,863
FNMA, 5.427%, (1 Year CMT +/- MBS Margin), 11/01/35	10,486	10,177
FNMA, 5.50%, (1-Month USD LIBOR +/- MBS Margin), 10/25/58	1,337,836	1,288,335
FNMA, 5.55%, (1-Month USD LIBOR +/- MBS Margin), 5/25/40	419,566	409,831
FNMA, 5.55%, (1-Month USD LIBOR +/- MBS Margin), 9/25/46	844,247	826,844
FNMA, 5.55%, (1-Month USD LIBOR +/- MBS Margin), 10/25/46	735,952	721,236
FNMA, 5.553%, (1 Year CMT +/- MBS Margin), 10/01/35	63,580	62,537
FNMA, 5.564%, (1 Year CMT +/- MBS Margin), 11/01/35	10,440	10,171
FNMA, 5.565%, (1 Year CMT +/- MBS Margin), 11/01/35	9,792	9,555
FNMA, 5.60%, (1-Month USD LIBOR +/- MBS Margin), 10/25/41	1,547,910	1,531,751
FNMA, 5.60%, (1-Month USD LIBOR +/- MBS Margin), 7/25/49	1,631,170	1,577,763

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
[b]Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 5.63%, (6-Month USD LIBOR +/- MBS Margin), 7/01/35	$4,031	$4,076
FNMA, 5.637%, (1 Year CMT +/- MBS Margin), 11/01/35	90,624	89,405
FNMA, 5.70%, (1 Year CMT +/- MBS Margin), 11/01/35	32,906	32,508
FNMA, 5.714%, (1 Year CMT +/- MBS Margin), 11/01/35	71,334	70,380
FNMA, 5.718%, (1 Year CMT +/- MBS Margin), 11/01/35	16,877	16,680
FNMA, 5.732%, (1 Year CMT +/- MBS Margin), 11/01/35	17,293	17,106
FNMA, 5.768%, (1 Year CMT +/- MBS Margin), 11/01/35	27,473	27,186
FNMA, 5.825%, (1 Year CMT +/- MBS Margin), 10/01/35	186,192	184,651
FNMA, 5.825%, (6-Month USD LIBOR +/- MBS Margin), 2/01/36	180,952	182,142
FNMA, 5.836%, (6-Month USD LIBOR +/- MBS Margin), 3/01/35	45,802	46,681
FNMA, 5.894%, (6-Month USD LIBOR +/- MBS Margin), 3/01/34	3,927	4,004
FNMA, 5.895%, (6-Month USD LIBOR +/- MBS Margin), 5/01/36	9,068	9,246
FNMA, 5.946%, (1 Year CMT +/- MBS Margin), 10/01/36	26,888	26,892
FNMA, 5.985%, (6-Month USD LIBOR +/- MBS Margin), 3/01/36	1,644	1,664
FNMA, 5.986%, (1 Year CMT +/- MBS Margin), 5/01/36	30,412	30,467
FNMA, 6.027%, (1 Year CMT +/- MBS Margin), 9/01/36	17,567	17,443
FNMA, 6.117%, (6-Month USD LIBOR +/- MBS Margin), 1/01/35	1,610	1,630
FNMA, 6.214%, (6-Month USD LIBOR +/- MBS Margin), 2/01/33	49,517	50,176
FNMA, 6.214%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	826	825
FNMA, 6.347%, (6-Month USD LIBOR +/- MBS Margin), 6/01/35	5,868	5,961
FNMA, 6.352%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	2,317	2,356
FNMA, 6.385%, (6-Month USD LIBOR +/- MBS Margin), 3/01/28	954	951
FNMA, 6.402%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/33	19,364	19,286
FNMA, 6.566%, (6-Month USD LIBOR +/- MBS Margin), 9/01/27	992	988
FNMA, 6.925%, (6-Month USD LIBOR +/- MBS Margin), 5/01/33	5,524	5,528
FNMA, 6.925%, (6-Month USD LIBOR +/- MBS Margin), 5/01/35	912	920

		15,184,348

Federal National Mortgage Association (FNMA) Fixed Rate 19.0%
FNMA, 0.785%, 7/25/30	2,705,715	2,420,976
FNMA, 1.75%, 1/25/43	1,020,013	865,343
FNMA, 3.00%, 10/25/45	1,016,786	943,060
FNMA, 3.50%, 9/01/25	13,484	13,182
FNMA, 3.50%, 10/01/25	131,423	128,400
FNMA, 3.50%, 3/01/26	119,621	116,605
FNMA, 3.50%, 8/01/26	25,480	24,753
FNMA, 3.50%, 8/01/26	12,226	11,883
FNMA, 3.50%, 10/01/26	1,269	1,233
FNMA, 3.50%, 10/01/26	802	780
FNMA, 3.50%, 10/01/26	3,995	3,882
FNMA, 3.50%, 1/01/27	3,042	2,953
FNMA, 3.50%, 1/01/27	155,372	151,453
FNMA, 3.50%, 1/01/27	6,368	6,187
FNMA, 3.50%, 4/01/27	46,366	44,973
FNMA, 3.50%, 7/01/27	169,376	165,018
FNMA, 3.50%, 5/01/31	46,553	45,266
[c]FNMA, 5.00%, 7/15/53	9,239,000	9,053,498
FNMA, 5.50%, 3/01/53	9,722,899	9,681,679
[c]FNMA, 5.50%, 7/15/53	5,957,000	5,928,611
FNMA, 6.00%, 7/01/53	1,910,000	1,927,641

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
[c]FNMA, 6.00%, 7/15/53	$2,000,000	$2,017,813

		33,555,189

[b]Government National Mortgage Association (GNMA) Adjustable Rate 2.2%
GNMA, 5.446%, (1-Month USD LIBOR +/- MBS Margin), 4/20/37	1,310,246	1,281,574
GNMA, 5.476%, (1-Month USD LIBOR +/- MBS Margin), 6/20/41	1,761,748	1,735,522
GNMA, 5.758%, (1-Month USD LIBOR +/- MBS Margin), 1/16/40	990,742	977,914

		3,995,010

Government National Mortgage Association (GNMA) Fixed Rate 0.1%
GNMA, 2.50%, 9/20/27	217,842	214,784

Total Mortgage-Backed Securities (Cost $127,051,521)		123,635,292

Total Investments before Short Term Investments (Cost $190,921,282)		186,172,233

	Shares
Short Term Investments (Cost $6,815,471) 3.9%

Money Market Funds 3.9%
[d,e]Institutional Fiduciary Trust Money Market Portfolio, 4.70%	6,815,471	6,815,471

Total Investments (Cost $197,736,753) 109.2%		192,987,704
Other Assets, less Liabilities (9.2)%		(16,219,426)

Net Assets 100.0%		$176,768,278

aThe coupon rate shown represents the value inclusive of any caps or floors, if applicable, in effect at period end.

bAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans pool in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).

cSecurity purchased on a to-be-announced (TBA) basis.

dThe rate shown is the annualized seven-day effective yield at period end.

eSee Note 3 regarding investments in affiliated management investment companies.

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

At June 30, 2023, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Value*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Interest Rate Contracts
U.S. Treasury 2 Yr. Note	Long	213	$43,312,219	9/29/23	$(455,658)
U.S. Treasury 5 Yr. Note	Long	7	749,656	9/29/23	(173)
U.S. Treasury 10 Yr. Note	Short	84	9,430,312	9/20/23	116,693
U.S. Treasury 10 Yr. Ultra	Short	10	1,184,375	9/20/23	3,142
U.S. Treasury Long Bond	Short	19	2,411,219	9/20/23	(13,091)

Total Futures Contracts					$(349,087)

*As of period end.

Abbreviations

Selected Portfolio
CMT	Constant Maturity Treasury Index
COF	Cost of Funds
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
MBS	Mortgage-Backed Security
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

Franklin ETF Trust

Notes to Schedule of Investments (unaudited)

Franklin Short Duration U.S. Government ETF

1. ORGANIZATION

Franklin ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Short Duration U.S. Government ETF (Fund), and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund is an exchange traded fund (ETF) and is actively managed, thus it is not designed to track an index.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

3. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended June 30, 2023, the Fund held investments in affiliated management investment companies as follows:

					Net Change in		Number of
	Value at				Unrealized	Value at	Shares
	Beginning			Realized	Appreciation	End of	Held at End	Dividend
	of Period	Purchases	Sales	Gain (Loss)	(Depreciation)	Period	of Period	Income

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 4.70%	$ 8,118,307	$ 24,282,447	$ (25,585,283)	$ -	$ -	$ 6,815,471	6,815,471	$ 42,046

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

●	Level 1 – quoted prices in active markets for identical financial instruments

●	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of June 30, 2023, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Government and Agency Securities	$-	$62,536,941	$-	$62,536,941
Mortgage-Backed Securities	-	123,635,292	-	123,635,292
Short Term Investments	6,815,471	-	-	6,815,471
Total Investments in Securities	$6,815,471	$186,172,233	$-	$192,987,704
Other Financial Instruments:
Futures Contracts	$119,835	$-	$-	$119,835
Liabilities:
Other Financial Instruments:
Futures Contracts	$468,922	$-	$-	$468,922

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.